CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) $ in Millions	Dec. 31, 2019 USD ($)
Bridge Loan $7.5 Million [Member]
Supplemental Cash Flow Information [Abstract]
Face amount	$ 7.5